Noncurrent Assests held for Sale	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Noncurrent Assests held for Sale
20.	NONCURRENT ASSETS HELD FOR SALE

As of December 31, 2018, the Bank maintains recorded its investment in Prisma Medios de Pago SA (“Prisma”), under noncurrent assets held for sale, due to the obligation to transfer all its shares within the scope of the Divestment obligation undertaken with the Argentine Antitrust Commission. Therefore, the investment was valued according with IFRS 5 “Non-current assets held for sale and discontinued operations”, at the lowest of its carrying amount and the best estimation of the fair value less costs until its sale. As of December 31, 2018 the investment amount, included in this item, amounted to 133,971.

On January 21, 2019, the Bank, together with the other shareholders, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps.1 each and entitled to one, representing 4.6775 % of its share capital, equivalent to 51% of the Bank’s capital stock in such company.

On February 1, 2019, the Bank completed the transfer of such shares and determinated that the estimated total purchase price adjusted to that date was (in thousands) USD 64,542 out of which the Bank received on the date hereof (in thousands) USD 38,311 and the payment of the balance for an amount of (in thousands) USD 26,230 shall be deferred during the next 5 years as follows: (i) 30% of such amount in Pesos adjusted by UVA at a 15% nominal annual rate; and (ii) 70% in US Dollars at a 10% nominal annual rate. The purchase price is guaranteed by the issuance of notes in favor of the Bank and pledges of the transferred shares.

In addition, sellers retain the usufruct (dividends) of the shares sold to be reported by Prisma for the year ended December 31, 2018. Besides, the proportion applicable to the buyer of the dividends to be reported for the following fiscal years –with the buyer’s commitment to voting in favor of the distribution of certain minimum percentages– will be used to create a guarantee trust to repay the deferred price amount through the concession by the buyer and Prisma of a usufruct over the economic rights of the shares in favor of such trust.

The final price will be determined as established in the transaction documents once the parties approve the price adjustment report.

The accounting effects for this transaction shall be recognized in the consolidated financial statements during 2019.